Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Arvana, Inc.
Entity Central Index Key	0001113313
Entity Tax Identification Number	87-0618509
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	299 Main Street
Entity Address, Address Line Two	13th Floor
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84111
City Area Code	702
Local Phone Number	899-1072
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	299 Main Street
Entity Address, Address Line Two	13th Floor
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84111
City Area Code	702
Local Phone Number	899-1072
Contact Personnel Name	James Kim